Expense Example - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 29, 2024 USD ($)
VIP Extended Market Index Portfolio - Initial Class
Expense Example:
1 year	$ 13
3 years	42
5 years	73
10 years	166
VIP Extended Market Index Portfolio - Service Class 2
Expense Example:
1 year	39
3 years	122
5 years	213
10 years	480
VIP Extended Market Index Portfolio - Service Class
Expense Example:
1 year	24
3 years	74
5 years	130
10 years	$ 293